Cover	Mar. 27, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No 1
Document Period End Date	Mar. 27, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41002
Entity Registrant Name	Tevogen Bio Holdings Inc.
Entity Central Index Key	0001860871
Entity Tax Identification Number	85-1284695
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15 Independence Boulevard
Entity Address, Address Line Two	Suite #410
Entity Address, City or Town	Warren
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07059
City Area Code	(877)
Local Phone Number	838-6436
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TVGN
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	TVGNW
Security Exchange Name	NASDAQ